Summary of significant accounting policies - Employee benefit (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Summary of significant accounting policies
Total expense for the plans	$ 95,331	$ 54,804	$ 51,801